Royalties, mining and income tax, and deferred tax - Revenue from Mineral Resource (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Royalties, and mining and income tax and deferred tax
Percentage to which refined	99.50%
Gross revenue factor, refined minerals	12.5
Gross revenue factor, unrefined minerals	9
Additional percentage used in calculating royalty	0.50%
Maximum royalty percentage introduced on refined minerals	5.00%
Maximum royalty percentage introduced on unrefined minerals	7.00%
Royalties	R (2,923)	R (1,768)	R (431)
Prior year royalty tax refund	209	3	0
Total royalties	R (2,714)	(1,765)	(431)
Non-mining tax rate	28.00%
Current tax	R (13,506)	(5,374)	(1,849)
Mining tax	(11,816)	(4,442)	(1,364)
Non-mining tax	(220)	68	3
Company and capital gains tax	(1,470)	(1,000)	(488)
Deferred tax	(255)	516	3,582
Deferred tax charge	(593)	570	2,031
Prior year adjustment	252	0	0
Deferred tax rate adjustment	86	(54)	1,551
Total mining and income tax	R (13,761)	(4,858)	1,733
South Africa
Royalties, and mining and income tax and deferred tax
Company tax rate	28.00%
Deferred tax rate adjustment	R 200	(54)	(23)
United States
Royalties, and mining and income tax and deferred tax
Deferred tax rate adjustment	R (114)	R 0	R 1,574
SA gold operations
Royalties, and mining and income tax and deferred tax
Effective rate of royalty tax payable	0.60%	0.50%	0.40%
Royalties	R (167)	R (142)	R (74)
SA PGM operations
Royalties, and mining and income tax and deferred tax
Effective rate of royalty tax payable	3.00%	3.00%	1.30%
Royalties	R (2,756)	R (1,626)	R (357)
Deferred tax rate adjustment			R (1,574)